Condensed consolidated statements of changes in equity - EUR (€) € in Thousands	Total	Common Stock Class A common stock	Common Stock Class B common stock	Reserves	Retained earnings (accumulated deficit)	Accumulated other comprehensive income/(loss)	Contribution from Parent
Beginning balance at Dec. 31, 2019	€ 894,787	€ 3,049	€ 181,013	€ 781,060	€ (192,704)	€ 62	€ 122,307
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(234,424)				(234,424)
Other comprehensive income (net of tax)	29					29
Share-based compensation expense	7,687			7,687
Conversion of Class B shares	0	210	(2,100)	1,890
Issued capital, options exercised	40	48		(8)
Ending balance at Jun. 30, 2020	668,119	3,307	178,913	790,629	(427,128)	91	122,307
Beginning balance at Mar. 31, 2020	684,082	3,080	181,013	784,556	(406,970)	96	122,307
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(20,158)				(20,158)
Other comprehensive income (net of tax)	(5)					(5)
Share-based compensation expense	4,186			4,186
Conversion of Class B shares	0	210	(2,100)	1,890
Issued capital, options exercised	14	17		(3)
Ending balance at Jun. 30, 2020	668,119	3,307	178,913	790,629	(427,128)	91	122,307
Beginning balance at Dec. 31, 2020	664,517	3,358	178,913	798,017	(438,082)	4	122,307
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(10,029)				(10,029)
Other comprehensive income (net of tax)	(8)					(8)
Share-based compensation expense	8,015			8,015
Conversion of Class B shares	0	577	(5,775)	5,198
Issued capital, options exercised	1,230	220		1,010
Ending balance at Jun. 30, 2021	663,725	4,155	173,138	812,240	(448,111)	(4)	122,307
Beginning balance at Mar. 31, 2021	662,053	3,884	175,238	805,457	(444,822)	(11)	122,307
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(3,289)				(3,289)
Other comprehensive income (net of tax)	7					7
Share-based compensation expense	4,896			4,896
Conversion of Class B shares	0	209	(2,100)	1,891
Issued capital, options exercised	58	62		(4)
Ending balance at Jun. 30, 2021	€ 663,725	€ 4,155	€ 173,138	€ 812,240	€ (448,111)	€ (4)	€ 122,307